EQUITY - Summary of option activity (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
No of Options
Outstanding, beginning balance	73,428	257,478
Outstanding, ending balance	85,836	73,428	257,478
Weighted Average Remaining Life
Weighted Average Life in Years	1 year
Stock Option [Member]
No of Options
Outstanding, beginning balance	73,428	257,478	253,818
Granted	85,836	73,428	257,478
Exercised		(257,478)	(253,818)
Expired		0	0
Outstanding, ending balance	159,264	73,428	257,478	253,818
Weighted Average Share Price
Outstanding, beginning balance | $ / shares	$ 5.81	$ 3.56	$ 2.43
Granted | $ / shares	5.81	5.81	3.56
Exercised | $ / shares		0.00	2.43
Expired | $ / shares		0.00	0.00
Outstanding, ending balance | $ / shares	$ 5.81	$ 5.81	$ 3.56	$ 2.43
Weighted Average Remaining Life
Weighted Average Life in Years	1 year	1 year	1 year	1 year
Granted Weighted average remaining contractual life	2 years	0 years	0 years
Exercised Weighted average remaining contractual life		0 years	0 years
Expired Weighted average remaining contractual life		0 years	0 years
Share Based Payment Award Aggregate Intrinsic Value [Abstract]
Outstanding, beginning balance	97,782	580,613	119,667
Granted		0	0
Exercised		0	0
Expired		0	0
Outstanding, ending balance		97,782	580,613	119,667